Average Annual Total Returns			12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
(American Beacon Funds) | (American Beacon Balanced Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
(American Beacon Funds) | (American Beacon Balanced Fund) | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
(American Beacon Funds) | (American Beacon Balanced Fund) | Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
(American Beacon Funds) | (American Beacon Balanced Fund) | Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000® Value Index) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.48%	6.69%		7.32%
(American Beacon Funds) | (American Beacon Balanced Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	6.75%		7.55%
Performance Inception Date		May 17, 2010
(American Beacon Funds) | (American Beacon Balanced Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent			9.47%	7.21%		7.38%
Performance Inception Date		Sep. 01, 2010
(American Beacon Funds) | (American Beacon Balanced Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	8.28%		8.47%
Performance Inception Date		Mar. 01, 2010
(American Beacon Funds) | (American Beacon Balanced Fund) | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			11.07%	7.87%		8.02%
Performance Inception Date		May 31, 2005
(American Beacon Funds) | (American Beacon Balanced Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			11.60%	8.37%		8.54%
Performance Inception Date		Jul. 17, 1987
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			11.25%	8.04%		8.21%
Performance Inception Date		Aug. 01, 1994
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	5.45%		5.71%
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.13%	5.76%		5.95%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	1.74%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			7.71%	(0.02%)	1.15%
Performance Inception Date		Apr. 04, 2016
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			9.41%	0.37%	1.41%
Performance Inception Date		Feb. 28, 2019
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			7.76%	0.08%	1.25%
Performance Inception Date		Apr. 04, 2016
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.35%	(0.25%)	0.89%
Performance Inception Date		Apr. 04, 2016
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.84%	(1.35%)	(0.02%)
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.33%	(0.66%)	0.30%
(American Beacon Funds) | (American Beacon International Equity Fund) | MSCI® EAFE Index (Net) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%		8.18%
(American Beacon Funds) | (American Beacon International Equity Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent			28.54%	9.11%		6.71%
Performance Inception Date		May 17, 2010
(American Beacon Funds) | (American Beacon International Equity Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent			34.32%	9.56%		6.54%
Performance Inception Date		Sep. 01, 2010
(American Beacon Funds) | (American Beacon International Equity Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			36.91%	10.78%		7.71%
Performance Inception Date		Aug. 03, 2009
(American Beacon Funds) | (American Beacon International Equity Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			37.13%	10.93%		7.85%
Performance Inception Date		Feb. 28, 2017
(American Beacon Funds) | (American Beacon International Equity Fund) | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			36.27%	10.34%		7.28%
Performance Inception Date		May 01, 2003
(American Beacon Funds) | (American Beacon International Equity Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			37.04%	10.86%		7.78%
Performance Inception Date		Aug. 07, 1991
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			36.52%	10.50%		7.42%
Performance Inception Date		Aug. 01, 1994
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.35%	7.86%		5.82%
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			23.60%	7.75%		5.69%
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Russell 1000® Value Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	10.96%		10.21%
Performance Inception Date		May 17, 2010
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent			12.28%	11.45%		10.07%
Performance Inception Date		Sep. 01, 2010
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			14.44%	12.58%		11.17%
Performance Inception Date		Aug. 03, 2009
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			14.53%	12.68%		11.28%
Performance Inception Date		Feb. 28, 2017
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.99%	12.12%		10.72%
Performance Inception Date		May 31, 2005
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			14.53%	12.65%		11.25%
Performance Inception Date		Jul. 17, 1987
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			14.21%	12.30%		10.89%
Performance Inception Date		Aug. 01, 1994
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.72%	9.37%		8.20%
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.63%	9.31%		8.24%
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Russell 2000® Value Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%		9.27%
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent			(1.61%)	7.47%		7.69%
Performance Inception Date		May 17, 2010
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent			2.52%	7.94%		7.55%
Performance Inception Date		Sep. 01, 2010
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			4.72%	9.12%		8.69%
Performance Inception Date		Aug. 03, 2009
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			4.83%	9.24%		8.80%
Performance Inception Date		Feb. 28, 2017
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.29%	8.67%		8.25%
Performance Inception Date		May 01, 2003
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			4.84%	9.20%		8.77%
Performance Inception Date		Dec. 31, 1998
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.43%	8.83%		8.42%
Performance Inception Date		Feb. 28, 1999
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.00%	6.09%		6.31%
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.43%	6.53%		6.37%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | MSCI® ACWI ex USA Small Cap Index (Net) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		29.26%	6.91%		8.13%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | MSCI® EAFE Index (Net) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.22%	8.92%		8.18%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			36.30%	7.03%		6.91%
Performance Inception Date		Jan. 18, 2019
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			36.62%	7.26%		7.05%
Performance Inception Date		Jan. 18, 2019
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			36.03%	6.81%		6.76%
Performance Inception Date		Aug. 01, 1994
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.94%	5.45%		6.02%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.74%	5.03%		5.36%

[1]
1	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[2]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.